Related Party Transactions - Schedule of Amounts Due from Related Parties (Detail) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Amounts due from related parties
Total due from related parties		3,310,909
Deng Yuqiang [Member]
Amounts due from related parties
Total due from related parties		2,045,455
Zhang Xiangdong [Member]
Amounts due from related parties
Total due from related parties		1,265,454